Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Stock Option Activity

The information below summarizes the stock options:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2020	12,006	$102.9	100.50
Granted	1,633	48.00	102.00
Exercised	-	-	-
Cancelled	(1,404)	117.60	43.20
Outstanding at December 31, 2021	12,235	$96.90	107.40
Granted	-	-	-
Exercised	-	-	-
Cancelled	(1,020)	97.80	49.50
Outstanding at December 31, 2022	11,215	$96.90	112.50

Theralink Technologies Inc [Member]
Schedule of Related Parties Transaction

	September 30, 2023	September 30, 2022

Convertible notes principal – related parties	$11,440,792	$4,150,000
Discount on convertible notes - related parties	(1,509,975)	(1,844,186)
Note payable principal – related parties	1,172,466	350,000
Discount on notes - related parties	(23,024)	-
Accrued liabilities - related parties	1,886,051	76,927
Accounts payable – related parties	10,000	16,223
Total	$12,976,310	$2,748,964

Schedule of Stock Option Activity

Stock option activities for the years ended September 30, 2023 and 2022 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Balance Outstanding September 30, 2021	-	-
Granted	1,901,410,519	0.0036
Forfeited/Expired	-	-
Balance Outstanding September 30, 2022	1,901,410,519	0.0036
Granted	-	-
Forfeited/Expired	(237,139,599)	0.0036
Balance Outstanding September 30, 2023	1,664,270,920	0.0036
Exercisable, September 30, 2023 (a)	1,568,866,805	0.0036

The following table summarizes additional information on the Company’s stock options outstanding at September 30, 2023:

Options Outstanding				Options Exercisable (a)
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Term (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
0.0036	1,664,270,920	8.88	0.0036	1,568,866,805	0.0036

(a)	All vested options are only exercisable upon the company filing an S-8 to register the underlying shares.

Schedule of Warrants

Warrants activities for the years ended September 30, 2023 and 2022, are summarized as follows:

		Weighted	Weighted Average Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Warrants	Price	(Years)	Value
Balance Outstanding on September 30, 2021	984,470,116	$0.0023	3.50	$-

Issued in connection with a convertible debt – related party (see Note 7 and Note 9)	321,543,374	0.0038	4.16

Issued in connection with a convertible debt (see Note 7)	582,799,515	0.0037	4.09

Balance Outstanding on September 30, 2022	1,888,813,005	0.0030	3.26	1,140,362

Issued in connection with a New Related Party Convertible Debentures (see Note 6)	2,608,654,988	0.003	5.0

Issued in connection with a New Convertible Debentures (see Note 6)	2,567,601,521	0.003	5.0
Issued to placement agent and consultant in connection with New Related Party and New Convertible Debentures (see Note 6)	179,265,305	0.003	5.0
Balance Outstanding on September 30, 2023	7,244,334,819	$0.0011	4.78	$1,665,567
Exercisable on September 30, 2023	7,044,334,819	$0.0011	4.86	$1,665,567